Equity	12 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

7 Equity

(a) Share capital

		30 June 2026	30 June 2025	30 June 2024	30 June 2026	30 June 2025	30 June 2024
	Notes	Shares	Shares	Shares	$	$	$
Ordinary shares
Ordinary Shares Fully paid		3,544,216,160	2,364,949,502	460,367,051	209,933,371	176,558,493	100,681,716
	7(a)(i)	3,544,216,160,	2,364,949,502	460,367,051	209,933,371	176,558,493	100,681,716

(i) Movements in ordinary shares:

Details	Notes	Number of shares	Total $
Balance at 1 July 2023		339,313,037	97,230,329
Issue at $0.070 pursuant to rights issue (2023-12-08)		30,197,244	2,113,808
Issue at $0.105 of forfeiture shares as per employment contract (2023-12-14)		2,128,815	223,526
Issue of ordinary shares at $0.0864 in lieu of cash for services rendered (2024-01-05)		1,200,013	103,681
Issue at $0.07 pursuant to rights issue shortfall (2024-01-31)		18,714,145	1,309,990
Issue at $0.07 pursuant to rights issue shortfall (2024-02-09)		1,950,000	136,500
Issue at $0.059 pursuant to Lind agreement (2024-02-14)		20,000,000	-
Issue at $0.059 as part of Pharma15 acquisition (2024-03-04)		25,856,470	1,297,022
Issue at $0.052 pursuant to Lind agreement (2024-03-12)		5,769,231	300,000
Issue at $0.045 pursuant to Lind agreement (2024-04-15)		6,666,667	300,000
Issue at $0.035 pursuant to Lind agreement (2024-05-16)		8,571,429	300,000
Less: Transaction costs arising on share issues		-	(2,633,140)
Balance at 30 June 2024		460,367,051	100,681,716

Balance at 1 July 2024		460,367,051	100,681,716
Issue of ordinary shares at $0.040 pursuant to issue of securities(2024-07-01)		597,130,727	23,885,229
Issue of ordinary shares at $0.040 pursuant to Tranche 2 placement shares (2024-08-21)		858,056,603	34,322,264
Issue of ordinary shares at $0.040 pursuant to Tranche 2 placement shares (2024-08-21)		14,031,195	561,248
Issue of ordinary shares at $0.050 pursuant to Lantheus investment (2024-08-23)		149,625,180	7,481,259
Issue of ordinary shares at $0.040 pursuant to issue of placement shares (2024-09-13)		93,750,000	3,750,000
Issue of ordinary shares at $0.036 pursuant to the achievement of a milestone (2024-12-13)		20,594,438	741,400
Issue of ordinary shares at $0.036 pursuant to forfeiture shares (2024-12-16)		7,091,615	219,840
Issue of ordinary shares at $0.060 pursuant to issue of placement shares to Lantheus (2025-01-20)		133,333,333	8,000,000
Issue of ordinary shares at $0.025 pursuant to a milestone payment (2025-06-12)		30,969,360	774,234
Less: Transaction costs arising on share issues		-	(3,858,697)
Balance at 30 June 2025		2,364,949,502	176,558,493
Balance at 1 July 2025		2,364,949,502	176,558,493
Issue at $0.030 pursuant to rights issue (2025-10-24)		415,706,190	12,471,186
Issue at $0.030 pursuant to rights issue (2025-12-05)		12,599,991	378,000
Issue at $0.030 pursuant to rights issue (2025-12-09)		750,960,477	22,528,814

Less: Transaction costs arising on share issues		-	(2,003,122)
Balance at 30 June 2026		3,544,216,160	209,933,371

(b) Other reserves

The following table shows a breakdown of the statement of financial position line item ‘other reserves and the movements in these reserves during the year and period, respectively. A description of the nature and purpose of each reserve is provided below the table.

		Shares to be issued	Share-based payments	Equity settled payments	Foreign currency translation	Total other reserves
	Notes	$	$	$	$	$
At 1 July 2023		-	10,778,749	330,001	(747,293)	10,361,457
Currency translation differences		-	-	-	202,956	202,956
Other comprehensive loss		-	-	-	202,956	202,956
Transactions with owners in their capacity as owners
Issue of options as part of forfeiture payments		-	44,796	(44,796)	-	-
Issue of shares as part of forfeiture payments		-	-	(147,038)	-	(147,038)
Issue of options	7(b)(ii)	-	3,327,468	-	-	3,327,468
Shares to be issued		24,185,229	-	-	-	24,185,229
At 30 June 2024		24,185,229	14,151,013	138,167	(544,337)	37,930,072

At 1 July 2024		24,185,229	14,151,013	138,167	(544,337)	37,930,072
Currency translation differences		-	-	-	464,034	464,034
Other comprehensive loss		24,185,229	14,151,013	138,167	(80,303)	38,394,106
Transactions with owners in their capacity as owners
Transfer from Share-based payments to equity settled payments			(136,454)	136,454		-
Issue of options as part of forfeiture payments		-	43,506	(43,506)	-	-
Issue of shares as part of placement		(23,885,229)	-	-		(23,885,229)
Issue of shares as part of forfeiture payments		-	-	(200,394)	-	(200,394)
Lapse of forfeiture payment		-	-	(30,721)	-	(30,721)
Issue of options		-	2,157,778	-	-	2,157,778
Cancellation of shares to be issued relating to Lind		(300,000)	-	-	-	(300,000)
Expiration of options		-	(2,797,451)	-	-	(2,797,451)
Forfeiture of options		-	(221,170)	-	-	(221,170)
At 30 June 2025		-	13,197,222	-	(80,303)	13,116,919

		Shares to be issued	Share-based payments	Equity settled payments	Foreign currency translation	Total other reserves
	Notes	$	$	$	$	$
At 1 July 2025		-	13,197,222	-	(80,303)	13,116,919
Currency translation differences		-	-	-	621,440	621,440
Other comprehensive loss		-	13,197,222	-	541,137	13,738,359
Transactions with owners in their capacity as owners

Issue of options	7(b)(ii)	-	2,740,119	-	-	2,740,119
Expiration of options		-	(1,730,159)	-	-	(1,730,159)
Forfeiture of options		-	(334,164)	-	-	(334,164)
At 30 June 2026		-	13,873,018	-	541,137	14,414,155

(i) Nature and purpose of other reserves

Shares to be issued

Share coded as shares to be issued were issued on 1 July 2024 as part of the capital raise announced in June 2024.

Share-based payments

The share-based payment reserve records items recognized as expenses on valuation of share options issued to key management personnel, other employees and eligible contractors.

Foreign currency translations

Exchange differences arising on translation of foreign controlled entities are recognized in other comprehensive income or loss as described in note 20(c) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

Equity settled payments

Equity settled payments reserve records items recognized as expenses on valuation of shares to be issued to key management personnel and other employees for forfeiture of long term incentives at previous employers.

(ii) Movements in options:

Details	Number of options	Total $
Balance at 30 June 2023	151,710,315	10,642,295
Issue of unlisted options	16,455,224	763,778
Issue of ESOP unlisted options	18,795,456	742,379
Expense for share-based payments for options previously issued	-	1,866,107

Balance at 30 June 2024	186,960,995	14,014,559
Issue of unlisted options	968,815,574	29,985
Issue of ESOP unlisted options	164,472,155	1,396,110
Forfeiture of options	(4,351,176)	(221,170)
Expiration of options	(163,605,052)	(2,797,451)
Expense for share-based payments for options previously issued	-	775,189
Balance at 30 June 2025	1,152,292,496	13,197,222
Issue of unlisted options	214,480,666	1,939,747
Issue of listed options	1,179,266,658	-
Expiration of options	(6,605,604)	(1,730,159)
Forfeiture of options	(37,224,710)	(334,164)
Expense for share-based payments for options previously issued	-	800,372
Balance at 30 June 2026	2,502,209,506	13,873,018

(c) Other equity

	30 June	30 June	30 June
	2026 $	2025 $	2024 $
Contingent issue of equity	-	849,544	849,544
	-	849,544	849,544

Contingent issue of equity includes amounts related to the value of consideration shares to be issued to the Pharma15 shareholders once certain milestones are met as per their agreement. Due to the impairment of the Pharma15 asset, the contingent consideration was reversed out at 30 June 2026. For more information, please refer to note 13(g).